Annual Fund Operating Expenses - Xtrackers MSCI Japan Hedged Equity ETF - Xtrackers MSCI Japan Hedged Equity ETF	Oct. 01, 2020
Operating Expenses:
Management fee	0.45%
Other Expenses	0.01%	[1]
Total annual fund operating expenses	0.46%

[1]	Other Expenses include interest expense of 0.01%.